Investment Strategy - Thornburg Premium Income Builder ETF	May 22, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its investment goals by investing in a broad range of dividend paying equity securities, including, but not limited to, common stocks, preferred stocks, depositary receipts and publicly traded real estate investment trusts (“REITs”); and in income producing instruments of any kind. The Fund may invest in any stock or other equity security which its investment adviser, Thornburg Investment Management, Inc. (“Thornburg” or the “Adviser”), believes may assist the Fund in pursuing its investment goals. The Fund may invest in securities of companies of any market capitalization.

The Fund may invest a significant portion of its assets in securities of issuers domiciled in or economically tied to countries outside the United States, including developing market countries. The relative proportion of U.S. and non-U.S. securities held by the Fund may vary from time to time, depending upon Thornburg’s view of specific investment opportunities and macro-economic factors.

The Fund will opportunistically utilize an “option strategy” consisting of writing (selling) covered call and put option contracts on individual securities, and writing (selling) call and put option contracts on broad-based U.S. and non-U.S. market indexes, in each case in order to generate additional income in the form of premiums on the options. A call option written (sold) by the Fund will give the holder (buyer) the right to buy a certain equity security at a predetermined strike price from the Fund. A put option written (sold) by the Fund will give the holder (buyer) the right to sell a certain equity security at a predetermined strike price to the Fund. A premium is the income received by the writer of the option contract.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

The Fund may, from time to time, invest opportunistically and without limit in debt obligations of any kind, including corporate bonds and other obligations, mortgage- and other asset-backed securities and government obligations. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers.

The Fund may invest up to 20% of its net assets in equity-linked notes (“ELNs”). ELNs are structured as notes that are issued by counterparties, including banks, broker-dealers or their affiliates, and that are designed to offer a return linked to the underlying instruments within the ELN, which may include options. The options underlying the ELNs in which the Fund may invest may be based on a broad-based index, exchange-traded funds (“ETFs”) or individual securities. The ELNs owned by the Fund are structured to use a covered call strategy and have short call positions embedded within them. When the Fund purchases the ELN from the issuing counterparty, the Fund is entitled to the premium generated by the short call position within the ELN. When the Fund sells call options within an ELN, it receives a premium but limits its opportunity to profit from an increase in the market value of either the underlying broad-based index, ETF or individual security name to the exercise price (plus the premium received). The maximum potential gain on an underlying instrument will be equal to the difference between the exercise price and the purchase price of the underlying broad-based index, ETF or individual security name at the time the option is written, plus the premium received.

Subject to applicable statutory and regulatory limitations, the Fund may also invest in securities issued by other investment companies, such as business development companies.

The Fund is classified as a non-diversified fund and may invest in a smaller number of issuers and have a greater percentage of its assets in those issuers than a diversified investment company.